Income Taxes - Additional Information (Detail) - CNY (¥)		12 Months Ended			47 Months Ended
	Nov. 28, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 28, 2011
Income Tax Contingency [Line Items]
Profits tax rate in Hong Kong		16.50%	16.50%	16.50%
Effective tax rate on taxable income				(12.90%)
Deferred tax recognized on undistributed earnings of HZ				¥ 15,771,000
Income tax to be paid for disposal of HZ	¥ 79,485,000			39,485,000
Provision for current income tax expense on disposal of HZ				15,640,000
Deferred tax liabilities				63,845,000
Uncertain tax positions, interest and penalties			¥ 0	¥ 0
Tax positions, description		According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.
Operating loss carry forwards		¥ 124,257,000	¥ 133,026,000
State Administration of Taxation, China [Member]
Income Tax Contingency [Line Items]
Statutory rate	10.00%
Income tax to be paid for disposal of HZ	¥ 79,485,000
Minimum [Member]
Income Tax Contingency [Line Items]
Income tax examination, year		2006
Minimum [Member] | Hong Kong [Member]
Income Tax Contingency [Line Items]
Effective tax rate on taxable income					15.00%
Maximum [Member]
Income Tax Contingency [Line Items]
Income tax examination, year		2013
Maximum [Member] | Hong Kong [Member]
Income Tax Contingency [Line Items]
Effective tax rate on taxable income					25.00%